CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 237,762		$ 165,301		$ 630,918		$ 520,795		$ 677,982	$ 686,646	$ 659,475
Expenses:
Operating expenses	153,741		101,484		414,336		300,942		414,064	418,144	471,278
Depreciation and amortization	35,882		29,779		97,674		85,357		113,017	112,136	115,030
Total expenses	189,623		131,263		512,010		386,299		527,081	530,280	586,308
Total operating gross margin	48,139		34,038		118,908		134,496		150,901	156,366	73,167
General and administration expense	(14,188)	[1]	(8,905)	[1]	(49,449)	[1]	(21,822)	[1]	(46,052)	(31,314)	(30,728)
Impairments and other charges										(170,000)
Provision for reduction in carrying value of certain assets									0	(1,350)	(1,952)
Gain on disposition of assets, net	1,094		606		2,759		2,466		1,974	3,659	4,620
Total operating income (loss)	35,045		25,739		72,218		115,140		106,823	(42,639)	45,107
Other income and (expense):
Interest expense	(13,127)		(8,171)		(33,874)		(25,133)		(33,542)	(22,594)	(26,805)
Interest income	130		30		2,392		109		153	256	257
Loss on extinguishment of debt	(5,218)		(117)		(5,218)		(1,766)		(2,130)		(7,209)
Change in fair value of derivative positions	(5,218)		19		54		8		55	(110)
Other	400		26		333		62		(382)	(325)	155
Total other expense	(17,815)		(8,213)		(36,313)		(26,720)		(35,846)	(22,773)	(33,602)
Income (loss) before income taxes	17,230		17,526		35,905		88,420		70,977	(65,412)	11,505
Income tax expense (benefit):
Current tax expense									18,042	33,608	27,521
Deferred tax expense (benefit)					12,872		8,403		15,837	(48,375)	(1,308)
Income tax expense	9,112		6,695		18,841		31,155		33,879	(14,767)	26,213
Net income (loss)	8,118		10,831		17,064		57,265		37,098	(50,645)	(14,708)
Less: Net income (loss) attributable to noncontrolling interest	148		(105)		221		(146)		(215)	(194)	(247)
Net income (loss) attributable to controlling interest	$ 7,970		$ 10,936		$ 16,843		$ 57,411		$ 37,313	$ (50,451)	$ (14,461)
Basic earnings per share	$ 0.07		$ 0.09		$ 0.14		$ 0.49		$ 0.32	$ (0.43)	$ (0.13)
Diluted earnings per share	$ 0.07		$ 0.09		$ 0.14		$ 0.48		$ 0.31	$ (0.43)	$ (0.13)
Number of common shares used in computing earnings per share:
Basic	119,990,196		118,109,214		119,443,260		117,458,365		117,721,135	116,081,590	114,258,965
Diluted	121,674,591		119,201,019		121,693,781		118,810,195		119,093,590	116,081,590	114,258,965

[1]	General and administration expenses for field operations are included in operating expenses.